Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001016073
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 24, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
Driehaus Active Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

25 East Erie Street
Chicago, Illinois 60611
1-800-560-6111

Driehaus Active Income Fund *LCMAX
Driehaus Event Driven Fund *DEVDX
Driehaus Emerging Markets Opportunities Fund *DMAGX

(Each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED AUGUST 24, 2020

TO THE SUMMARY PROSPECTUS FOR EACH FUND (“SUMMARY PROSPECTUS”), THE PROSPECTUS FOR THE FUNDS (“PROSPECTUS”), AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS (“SAI”), EACH DATED APRIL 30, 2020 (the “Existing Disclosures”)

Change in Shareholder Services Phone Number

Effective immediately, shareholders contacting the Funds by phone should call 1-800-560-6111. On August 31, 2020 (the “Effective Date”), the previous shareholder services phone number will no longer be operated by the Funds. Accordingly, on the Effective Date, all references in the Existing Disclosures to “1-877-779-0079” are hereby deleted and replaced with “1-800-560-6111”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111

Driehaus Event Driven Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

25 East Erie Street
Chicago, Illinois 60611
1-800-560-6111

Driehaus Active Income Fund *LCMAX
Driehaus Event Driven Fund *DEVDX
Driehaus Emerging Markets Opportunities Fund *DMAGX

(Each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED AUGUST 24, 2020

TO THE SUMMARY PROSPECTUS FOR EACH FUND (“SUMMARY PROSPECTUS”), THE PROSPECTUS FOR THE FUNDS (“PROSPECTUS”), AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS (“SAI”), EACH DATED APRIL 30, 2020 (the “Existing Disclosures”)

Change in Shareholder Services Phone Number

Effective immediately, shareholders contacting the Funds by phone should call 1-800-560-6111. On August 31, 2020 (the “Effective Date”), the previous shareholder services phone number will no longer be operated by the Funds. Accordingly, on the Effective Date, all references in the Existing Disclosures to “1-877-779-0079” are hereby deleted and replaced with “1-800-560-6111”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111

Driehaus Emerging Markets Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

25 East Erie Street
Chicago, Illinois 60611
1-800-560-6111

Driehaus Active Income Fund *LCMAX
Driehaus Event Driven Fund *DEVDX
Driehaus Emerging Markets Opportunities Fund *DMAGX

(Each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED AUGUST 24, 2020

TO THE SUMMARY PROSPECTUS FOR EACH FUND (“SUMMARY PROSPECTUS”), THE PROSPECTUS FOR THE FUNDS (“PROSPECTUS”), AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS (“SAI”), EACH DATED APRIL 30, 2020 (the “Existing Disclosures”)

Change in Shareholder Services Phone Number

Effective immediately, shareholders contacting the Funds by phone should call 1-800-560-6111. On August 31, 2020 (the “Effective Date”), the previous shareholder services phone number will no longer be operated by the Funds. Accordingly, on the Effective Date, all references in the Existing Disclosures to “1-877-779-0079” are hereby deleted and replaced with “1-800-560-6111”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111